Goodwill and intangible assets (Detail 1)	Dec. 31, 2022	Dec. 31, 2021
Global Wealth Management Americas
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Discount rates current year	10.50%
Discount rates previous year		9.50%
Growth rates	3.80%	4.00%
Global Wealth Management Switzerland and International
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Discount rates current year	9.40%
Discount rates previous year		8.50%
Growth rates	3.60%	3.10%
Asset Management
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Discount rates current year	9.50%
Discount rates previous year		8.50%
Growth rates	3.40%	2.90%
UBS AG | Global Wealth Management Americas
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Discount rates current year	10.50%
Discount rates previous year		9.50%
Growth rates	3.80%	4.00%
UBS AG | Global Wealth Management Switzerland and International
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Discount rates current year	9.40%
Discount rates previous year		8.50%
Growth rates	3.60%	3.10%
UBS AG | Asset Management
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Table]
Discount rates current year	9.50%
Discount rates previous year		8.50%
Growth rates	3.40%	2.90%